BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST
BlackRock New Jersey Municipal Bond Fund
(the “Fund”)

SUPPLEMENT DATED OCTOBER 20, 2009
TO THE STATEMENT OF ADDITIONAL INFORMATION

Effective October 20, 2009, the Statement of Additional Information of the Fund is amended as set forth below:

As of the Fund’s fiscal year ended May 31, 2009, the dollar range of equity securities of the Fund beneficially owned by Timothy T. Browse was $50,001–$100,000.

Code # SAI-CANJPA-1009SUP